INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORY
Raw materials	$ 213	$ 68	$ 146
Work-in-progress	236	292	168
Total inventory	$ 449	$ 360	$ 314